SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Advantage Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

Effective on or about October 22, 2018, the following Target Underlying Fund of the SunAmerica Series Trust (“SAST”) has been reorganized and merged into the Acquiring Underlying Fund as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Columbia Focused Growth	SA AB Growth	AllianceBernstein L.P.	SAST

The investment requirements for the following living benefits have been amended as a result of the fund merger described above.

MARKETLOCK FOR LIFE PLUS & MARKETLOCK FOR LIFE (Contracts purchased from May 1, 2009 - January 19, 2010)

The following replaces the investment requirement option 2 if you elected either the Marketlock for Life Plus or Marketlock For Life living benefits.

(2) Allocate your investments in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 100%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond Portfolio

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

DCA Fixed Accounts (if available) 6-Month DCA 1-Year DCA 2-Year DCA Fixed Accounts 1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 15%

Premier Portfolios

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolio

SA AB Growth

SA Columbia Focused Value Portfolio

C. Fully Restricted	No Investment Allowed	Managed Allocation Portfolios SA Allocation Growth

MARKETLOCK FOR LIFE PLUS +6% (Contracts purchased prior to May 1, 2009)

+6% Option – INVESTMENT REQUIREMENTS

The following replaces the investment requirement option 2 if you elected the Marketlock for Life Plus 6% living benefit.

(2) Allocate your investments in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 100%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond Portfolio

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

DCA Fixed Accounts (if available)

6-Month DCA

1-Year DCA

2-Year DCA

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 15%

Premier Portfolios

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolio

SA AB Growth

SA Columbia Focused Value Portfolio

C. Fully Restricted	No Investment Allowed	Managed Allocation Portfolios SA Allocation Growth

MARKETLOCK FOR LIFE PLUS +6% OPTION EXTENSION (Contracts purchased between March 12, 2007 – May 1, 2009)

The following replaces the investment requirement option 3 if you elected the extension of the Income Base Evaluation Period on or about your tenth contract anniversary.

Option 3	At least 50% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 50%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond Portfolio

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

DCA Fixed Accounts (if available)

6-Month DCA

1-Year DCA

2-Year DCA Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 7.5%

Premier Portfolios

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolio

SA AB Growth

SA Columbia Focused Value Portfolio

MARKETLOCK FOR LIFE EXTENSION (contracts purchased between May 4 2009 – January 20, 2012)

The following replaces the investment requirement option 3 if you elected the extension of the Income Base Evaluation Period on or about your fifth contract anniversary.

Option 3

At least 50% and up to 100% in one or more of the following:

SA DFA Ultra Short Bond

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 50%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond Portfolio

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios SA Allocation Balanced SA Allocation Moderate SA Allocation Moderate Growth DCA Fixed Accounts (if available) 6-Month DCA 1-Year DCA 2-Year DCA Fixed Accounts

1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 7.5%

Premier Portfolios

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolios

SA AB Growth

SA Columbia Focused Value Portfolio

MARKETLOCK FOR LIFE PLUS EXTENSION (contracts purchased between May 4, 2009 - January 18, 2010)

& MARKETLOCK FOR LIFE EXTENSION (contracts purchased between May 4, 2009 – May 31, 2010)

The following replaces the investment requirements option 3 if you elected the extension of the Income Base Evaluation Period and Income Credit Period, if applicable, on or about your fifth contract anniversary.

Option 3

At least 50% and up to 100% in one or more of the following:

SA DFA Ultra Short Bond

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 50%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond Portfolio

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios

SA Allocation Balanced

SA Allocation Moderate

SA Allocation Moderate Growth

DCA Fixed Accounts (if available) 6-Month DCA 1-Year DCA 2-Year DCA Fixed Accounts 1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 7.5%

Premier Portfolios

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolios

SA AB Growth

SA Columbia Focused Value Portfolio

    Allocations (effective February 6, 2017)

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Fidelity VIP Contrafund	0.99%	1.32%	1.98%
Fidelity VIP Equity-Income	2.64%	2.97%	3.30%
Fidelity VIP Investment Grade Bond	15.51%	10.56%	6.93%
Fidelity VIP Mid Cap	3.96%	5.61%	6.27%
Fidelity VIP Overseas	1.98%	2.64%	3.30%
SA Allocation Balanced	67.00%	0.00%	0.00%
SA Allocation Moderate	0.00%	67.00%	0.00%
SA Allocation Moderate Growth	0.00%	0.00%	67.00%
SA American Funds Global Growth	1.98%	2.31%	2.64%
SA American Funds Growth	0.66%	0.99%	1.32%
SA American Funds Growth-Income	1.32%	1.65%	1.98%
T. Rowe Price Blue Chip Growth II	0.99%	1.32%	1.32%
T. Rowe Price Equity Income II	2.97%	3.63%	3.96%
Total	100%	100%	100%

Dated: April 18, 2019

Please keep this supplement with your prospectus.